Subsequent Events (Details) - USD ($)	1 Months Ended
	Mar. 19, 2019	Feb. 25, 2019	Jan. 17, 2017
Subsequent Events (Textual)
Repayments of loan			$ 3,891,596
Subsequent Events [Member]
Subsequent Events (Textual)
Loan borrowed, description	The Company borrowed a one-year loan of RMB25 million from Bank of China, bears an effective annual interest rate of 4.785%. The loan is guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.
Description of registered capital		the Company's VIE, increased its registered capital from RMB10 million to RMB36 million by transferring RMB26 millions out of its accumulated earnings to its registered capital.